Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jan. 02, 2016
Accounting Policies [Abstract]
Summary Of Components Of Available-For-Sale Securities
The following table summarizes the components of the balance of the Company's available-for-sale securities as of January 2, 2016 and January 3, 2015 (in millions):

	January 2, 2016	January 3, 2015
Adjusted cost	$5	$6
Gross unrealized gains	6	24
Gross unrealized losses	(1)	—
Fair value	$10	$30

Schedule Of Inventories
Inventories are stated at the lower of cost or market with cost determined using the first-in, first-out method. Inventories consisted of the following (in millions):

	January 2, 2016	January 3, 2015
Finished goods	$609	$543
Work in process	102	77
Raw materials	198	164
Inventories	$909	$784

Schedule of Product Warranty Liability
Changes in the Company's product warranty liability during fiscal years 2015 and 2014 were as follows (in millions):

	2015	2014
Balance at beginning of period	$35	$37
Assumed from Thoratec Corporation (Thoratec)	7	—
Warranty (benefit) expense recognized	(4)	3
Warranty credits issued	(7)	(5)
Balance at end of period	$31	$35

Schedule Of Computation Of Basic And Diluted Net Earnings Per Share
The following table sets forth the computation of basic and diluted net earnings per share as well as the anti-dilutive shares of common stock excluded from diluted net earnings per share for fiscal years 2015, 2014 and 2013 (in millions, except share and per share amounts):

	2015	2014	2013
Numerator:
Net earnings attributable to St. Jude Medical, Inc.	$880	$1,002	$723
Denominator:
Basic weighted average shares outstanding	282.2	285.0	287.0
Dilution associated with stock-based compensation plans	4.1	4.7	3.6
Diluted weighted average shares outstanding	286.3	289.7	290.6
Basic net earnings per share attributable to St. Jude Medical, Inc.	$3.11	$3.52	$2.52
Diluted net earnings per share attributable to St. Jude Medical, Inc.	$3.07	$3.46	$2.49
Anti-dilutive shares of common stock excluded from diluted net earnings per share attributable to St. Jude Medical, Inc.	3.8	3.3	4.8